Derivatives (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	$ 84	$ 72
Net Amounts of Derivative Assets	33	47
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	83	67
Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	51	25
Cash Collateral Received	0	0
Net Amounts of Derivative Assets	32	42
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	1	5
Net Amounts of Derivative Assets	$ 1	$ 5